REVENUE FROM CONTRACTS WITH CUSTOMERS (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivable	$ 89,235	$ 49,433	$ 30,298
Accrued Oil And Natural Gas Sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivable	$ 86,000	$ 43,200	$ 25,500